Related party transactions and balances	6 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
Related party transactions and balances

Note 17 — Related party transactions and balances

Amounts due to Parent Company (WiMi Hologram Cloud Inc.) are those nontrade payables arising from transactions between the Company and the Parent Company, such as advances made by the Parent Company on behalf of the Company, and allocated shared expenses paid by the Parent Company. Those balances are unsecured and non-interest bearing and are payable on demand.

During the year ended December 31, 2025 and the six months ended June 30, 2026, the Company obtained nil and nil from Parent Company and repaid nil and nil to Parent Company, respectively.

During years ended December 31, 2025, Parent Company purchased convertible note issued by the Company with the amount of $45,000,000 for a purchase price of $41,400,000. As of December 31, 2025, all the convertible note has been converted into shares. There were no transactions occurred between the Company and Parent Company during the six months ended June 30, 2026.